Income Taxes - Schedule of Reconciliation of Tax Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Tax Contingencies [Abstract]
Gross tax contingencies - beginning of year	$ 1,480	$ 516
Gross decreases for current year	(1,028)
Gross increases for current year		964
Gross tax contingencies - end of year	$ 452	$ 1,480